CONSOLIDATED BALANCE SHEETS - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
CURRENT ASSETS:
Cash and cash equivalents	$ 1,332.1	$ 1,255.5
Receivables - trade and other	212.8	301.3
Prepaid expenses and other current assets	15.5	23.5
Total current assets	1,560.4	1,580.3
PROPERTY AND EQUIPMENT:
Drilling equipment	8,697.8	8,965.3
Other property and equipment	136.1	135.5
Property and equipment - gross	8,833.9	9,100.8
Less accumulated depreciation and amortization	2,281.2	2,040.8
Property and equipment - net	6,552.7	7,060.0
Long-term note receivable from unconsolidated subsidiary	270.2	0.0
Investment in unconsolidated subsidiary	30.9	0.0
Other assets	44.1	35.3
TOTAL ASSETS	8,458.3	8,675.6
CURRENT LIABILITIES:
Current portion of long-term debt	0.0	126.8
Accounts payable - trade	97.2	94.3
Deferred revenue	1.1	103.9
Accrued liabilities	159.1	158.8
Total current liabilities	257.4	483.8
Long-term debt, less current portion	2,510.3	2,553.4
Other liabilities	293.6	338.8
Deferred income taxes - net	10.9	185.7
Commitments and contingent liabilities
SHAREHOLDERS' EQUITY:
Class A Ordinary Shares, $0.125 par value; 128.1 and 128.0 shares issued, respectively; 126.3 and 125.5 shares outstanding, respectively	16.0	16.0
Additional paid-in capital	1,488.6	1,471.7
Retained earnings	4,109.7	3,830.4
Cost of 1.8 and 2.5 treasury shares, respectively	(9.3)	(7.2)
Accumulated other comprehensive loss	(218.9)	(197.0)
Total shareholders' equity	5,386.1	5,113.9
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 8,458.3	$ 8,675.6